TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
TAXES ON INCOME [Text Block]

NOTE 17:- TAXES ON INCOME

a. Tax rates applicable to the Group:

1. The Company is subject to tax rates applicable in Canada. The combined federal and provincial rate for 2020 and 2019 is 26.5%.

2. The Israeli subsidiaries are subject to Israeli corporate income tax rate of 23% in 2020 and 2019.

3. The German subsidiary, Adjupharm, is subject to weighted tax rate of approximately 29% (composed of Federal and Municipal tax).

b. Tax assessments:

The Company has tax assessments that are deemed final through 2013.

The Israeli subsidiaries, excluding Focus, have not received final tax assessments or assessments that are deemed final since inception. Focus has tax assessments that are deemed final through 2013.

Adjupharm has tax assessments that are deemed final through 2009.

c. Carryforward losses for tax purposes:

Carryforward operating tax losses of the Israeli subsidiaries total approximately $3,128, as of December 31, 2020. These losses can be carried forward to future years and offset against taxable income in the future without any time limitation. Deferred tax assets of approximately $719, relating to these losses were recognized in the financial statements.

Carryforward operating tax losses of Adjupharm as of December 31, 2020, amounted to approximately $4,752. Accumulated tax losses can be carried forward without time restrictions and can be deducted from future profits and capital gains unless they exceed €1,000 thousand ($1,564). Losses carried forward that exceed €1,000 thousand ($1,564) can only be deducted to the amount of 60% of the profits or capital gains that exceed €1,000 thousand ($1,564) (minimum taxation). Those parts that cannot be deducted on the basis of the minimum taxation can be carried forward again and are subject to minimum taxation in the following years. No deferred tax assets were recorded with regards to Adjupharm.

d. Income tax expense (benefit):

	Year ended December 31, December 31,
	2020	2019

Current	$25	$105
Deferred, net	(66)	(93)
Income tax from previous years	303	78

	$262	$90

e. Deferred taxes:

	Statements of financial position		Statements of profit or loss
	December 31,		Year ended December 31,
	2020	2019	2020	2019
Deferred tax assets:

Carryforward tax losses and other	769	306	(440)	12

	769	306	(440)	12
Deferred tax liabilities:

Inventory and biological assets	1,239	805	385	(72)
Intangible assets	264	238	(11)	(33)

	1,503	1,043	374	(105)

Translation differences			63	—
Deferred tax expenses, net			$(66)	$(93)

Deferred tax assets (liabilities), net	$(734)	$(737)

The deferred taxes are reflected in the statements of financial position as follows:

	December 31,
	2020	2019

Non-current assets	$769	$89

Non-current liabilities	$1,503	$826

The deferred taxes are computed based on the tax rates that are expected to apply upon realization.

f. Reconciliation of tax expense and the accounting profit multiplied by the Company's domestic tax rate for 2020 and 2019:

	Year ended December 31, December 31,
	2020	2019

Income (loss) before income tax	$(28,472)	$(7,329)

Statutory tax rate in Canada 26.5%	(7,545)	(1,942)

Increase (decrease) in income tax due to:

Non-deductible expenses for tax purposes	6,306	1,489
Effect of different tax rate of subsidiaries	161	104
Adjustments in respect of current income tax of previous years	303	78
Recognition of tax benefit in respect of losses of previous years	(830)	—
Unrecognized tax benefit in respect of loss for the year	1,771	315
Other adjustments	96	46

Income tax expense	$262	$90